SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Nov. 30, 2022
Notes to Financial Statements [Abstract]
Basis of presentation [Policy Text Block]

Basis of presentation

These consolidated financial statements ("Financial Statements") have been prepared in accordance with IFRS as issued by the International Accounting Standard Board ("IASB") and interpretations of the International Financial Reporting Interpretations Committee ("IFRIC").

These Financial Statements are authorized for issue by the Board of Directors on March 28, 2023.

These Financial Statements have been prepared on the historical cost basis. In addition, these Financial Statements have been prepared using the accrual basis of accounting.

These Financial Statements are presented in Canadian dollars, which is the Company's functional currency. The functional currency of PRT USA is U.S. Dollars and the functional currency of PRT UK and Tetra is British Pound Sterling ("£"). The assets and liabilities of PRT USA, PRT UK and Tetra are translated into Canadian dollars at the rate of exchange prevailing at the reporting date and their income and expense items are translated at average exchange rates for the period. Exchange differences arising on the translation are recognized in other comprehensive income.

Significant accounting judgments, estimates and assumptions [Policy Text Block]

Significant accounting judgments, estimates and assumptions

The preparation of these Financial Statements in conformity with IFRS requires management to make judgments and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the Financial Statements and reported amounts of income and expenses during the period. Actual results could differ from these estimates.

Significant estimates used in preparing the Financial Statements include, but are not limited to the following:

a. Deferred taxes

The calculation of deferred tax is based on the ability of the Company to generate future taxable income, the estimation of which is subject to significant uncertainty as to the amount and timing. The calculation of deferred tax is also based on assumptions, which are subject to uncertainty as to timing and which tax rates are expected to apply when temporary differences reverse. Deferred tax recorded is also subject to uncertainty regarding the magnitude on non-capital losses available for carry forward and of the balances in various tax pools as the corporate tax returns have not been prepared as of the date of financial statement preparation.

b. Stock-based payments

The fair value of stock options and finders' warrants issued are subject to the limitations of the Black-Scholes option pricing model that incorporates market data and involves uncertainty in estimates used by management in the assumptions. Because the Black-Scholes option pricing model requires the input of highly subjective assumptions, including the expected lift, volatility of share prices, risk-free rate and dividend yield, changes in subjective input assumptions can materially affect the fair value estimate.

c. Impairment of non-financial assets

Impairment exists when the carrying value of an asset or cash generating unit ("CGU") exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell calculation is based on available data from binding sales transactions in an arm's length transaction of similar assets or observable market prices less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow model.

d. Leases

Management uses estimation in determining the incremental borrowing rate used to measure the lease liability, specific to the asset, underlying currency and geographic location.

Significant judgments used in the preparation of these Financial Statements include, but are not limited to the following:

(i) Going concern

Management has applied judgements in the assessment of the Company's ability to continue as a going concern when preparing its Financial Statements for the year ended November 30, 2022. Management prepares the Financial Statements on a going concern basis unless management either intends to liquidate the entity or to cease trading or has no realistic alternative but to do so.

In assessing whether the going concern assumption is appropriate, management accounts for all available information about the future, which is at least, but is not limited to, twelve months from the end of the reporting period.

(ii) Business combinations

Determination of whether a set of assets acquired and liabilities assumed constitute the acquisition of a business or asset may require the Company to make certain judgments as to whether or not the assets acquired and liabilities assumed include the inputs, processes and outputs necessary to constitute a business as defined in IFRS 3 - Business Combinations. Based on an assessment of the relevant facts and circumstances, the Company concluded that the acquisition disclosed in Note 3 met the criteria for accounting as a business combination.

(iii) Intangible assets

Intangible assets can be capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. To determine if the future economic benefit is probable depends on the successful commercialization of its technologies and that in turn depends on the management's judgement and knowledge. As at November 30, 2022, the development costs are not capitalized as management was unable to demonstrate the future economic benefits to be generated from the utilization of the associated expenditures.

Cash [Policy Text Block]	Cash Cash consists of amounts held in banks and highly liquid investments with limited interest and credit risk.
Consolidation [Policy Text Block]

Consolidation

The Financial Statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances, transactions and any unrealized gains and losses arising from intercompany transactions, have been eliminated. The Company's subsidiary is presented in the table below. Plymouth Rock USA was incorporated under the General Corporation Law of the State of Delaware on March 22, 2018. Plymouth Rock UK was incorporated under the General Corporation Law for England and Wales on March 26, 2021.Tetra Drones was incorporated under the General Corporation Law for England and Wales and was acquired by the Company on June 4, 2021.

Entity	Country of Incorporation	Effective Economic Interest

Plymouth Rock Technologies Inc. ("Plymouth Rock USA")	USA	100%

Plymouth Rock Technologies Inc. ("PRT UK")	UK	100%

Tetra Drones Ltd. ("Tetra Drones")	UK	100%

Intangible assets [Policy Text Block]

Intangible assets

Intangible assets that are reflected in the consolidated statements of financial position consist of assets acquired through business combinations. Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost). An intangible asset is regarded as having an indefinite useful life when, based on all relevant factors, there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows. Accordingly, the Company does not amortize these intangible assets, but reviews them for impairment, annually or more frequently if events or changes in circumstances indicate that the assets might be impaired.

Development costs for internally-generated intangible assets are capitalized when all of the following conditions are met:

  technical feasibility can be demonstrated;
  management has the intention to complete the intangible asset and use it;
  management can demonstrate the ability to use the intangible asset;
  it is probable that the intangible asset will generate future economic benefits;
  the Company can demonstrate the availability of adequate technical, financial and other resources to complete the development and to use the intangible asset; and
  costs attributable to the asset can be measured reliably.

The amount initially recognized for internally-generated intangible assets is the sum of the expenditures incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognized, development expenditures are charged to the consolidated statements of loss and comprehensive loss in the period in which they are incurred.

Customer relationships acquired through the acquisition of subsidiary, Tetra Drones, are amortized for a period of three years from acquisition date.

Equipment [Policy Text Block]

Equipment

Recognition and measurement

On initial recognition, equipment is valued at cost, being the purchase price and directly attributable cost of acquisition or construction required to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company, including appropriate borrowing costs and the estimated present value of any future unavoidable costs of dismantling and removing the items. The corresponding liability is recognized within provisions.

Equipment is subsequently measured at cost less accumulated depreciation, less any accumulated impairment losses.

When parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) of equipment.

Gains and losses

Gains and losses on disposal of an item of equipment are determined by comparing the proceeds from disposal with the carrying amount and are recognized net within other income in profit or loss.

Depreciation

Half of the normal depreciation is taken in the year of acquisition for equipment with declining balance method. The depreciation rates applicable to each category of property and equipment are as follows:

Computer equipment 55% declining balance	Vehicles 30% declining balance
Furniture 20% declining balance	Leasehold improvements 30% declining balance
Demo equipment 20% declining balance

Inventories [Policy Text Block]

Inventories

The Company values inventories at the lower of cost and net realizable value. Cost includes the costs of purchases net of vendor allowances plus other costs, such as transportation, that are directly incurred to bring the inventories to their present location and condition.

Business combinations [Policy Text Block]

Business combinations

Business combinations are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of acquisition, of assets transferred, liabilities incurred or assumed, and equity instruments issued by the Company. The acquiree's identifiable assets and liabilities assumed are recognized at their fair value at the acquisition date. Acquisition-related costs are recognized in profit or loss as incurred. The excess of consideration over the fair value of the net identifiable assets and liabilities acquired is recorded as goodwill. Any gain on a bargain purchase is recorded in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities. Any goodwill that arises is tested annually for impairment.

Share capital [Policy Text Block]

Share capital

The Company records proceeds from the issuance of its common shares as equity. Proceeds received on the issuance of units, consisting of common shares and warrants, are allocated between the common share and warrant component. The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the most easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component.

The fair value of the common shares issued in the private placement was determined to be the more easily measurable component and were valued at their fair value, as determined by the closing quoted price on the issuance date. The remaining proceeds, if any, are allocated to the attached warrants. Any fair value attributed to the warrants is recorded as warrant reserve. Management does not expect to record a value to the warrant in most equity issuances as unit private placements are commonly priced at market or at a permitted discount to market. If the warrants are issued as share issuance costs, the fair value of agent's warrants are measured using the Black-Scholes option pricing model and recognized in equity as a deduction from the proceeds.

If the warrants are exercised, the related amount is reclassified as share capital. If the warrants expire unexercised, the related amount remains in warrant reserve.

Incremental costs directly attributable to the issue of new common shares are shown in equity as a deduction, net of tax, from the proceeds. Common shares issued for consideration other than cash are valued based on their market value at the date that shares are issued.

Stock-based payment [Policy Text Block]

Stock-based payment

The Company recognizes share-based payment expense for the estimated fair value of equity-based instruments granted to both employees and non-employees. Compensation expense is recognized when the options are granted with the same amount being recorded as contributed surplus. The expense is determined using an option pricing model that accounts for the exercise price, the term of the option, the current share price, the expected volatility of the underlying shares, the expected dividend yield, and the risk-free interest rate for the term of the option. If the options are exercised, the contributed surplus will be reduced by the applicable amount. Share-based payment calculations have no effect in the Company's cash position.

Earnings (loss) per share [Policy Text Block]

Earnings (loss) per share

Basic earnings (loss) per share are calculated using the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share are calculated using the treasury stock method. This method assumes that common shares are issued for the exercise of options, warrants and convertible securities and that the assumed proceeds from the exercise of options, warrants and convertible securities are used to purchase common shares at the average market price during the period. The difference between the number of shares assumed issued and the number of shares assumed purchased is then added to the basic weighted average number of shares outstanding to determine the fully diluted number of common shares outstanding. No exercise or conversion is assumed during the periods in which a net loss is incurred as the effect is anti-dilutive.

Financial instruments [Policy Text Block]

Financial instruments

Financial assets

The Company recognizes financial assets when it becomes party to the contractual provisions of the instrument. Financial assets are measured initially at their fair value plus, in the case of financial assets not subsequently measured at fair value through profit or loss, transaction costs that are directly attributable to their acquisition. Transaction costs attributable to the acquisition of financial assets subsequently measured at fair value through profit or loss are expensed in profit or loss when incurred.

Subsequent to initial recognition, all financial assets are classified and subsequently measured at amortized cost. Interest income is calculated using the effective interest method and gains or losses arising from impairment, foreign exchange and derecognition are recognized in profit or loss. Financial assets measured at amortized cost are comprised of cash, accounts receivable and due from related parties.

The Company reclassifies debt instruments only when its business model for managing those financial assets has changed. Reclassifications are applied prospectively from the reclassification date and any previously recognized gains, losses or interest are not restated.

The Company recognizes a loss allowance for the expected credit losses associated with its financial assets. Expected credit losses are measured to reflect a probability-weighted amount, the time value of money, and reasonable and supportable information regarding past events, current conditions and forecasts of future economic conditions.

The Company applies the simplified approach for accounts receivable that do not contain a significant financing component. Using the simplified approach, the Company records a loss allowance equal to the expected credit losses resulting from all possible default events over the assets' contractual lifetime.

Financial assets are written off when the Company has no reasonable expectations of recovering all or any portion thereof.

The Company derecognizes a financial asset when its contractual rights to the cash flows from the financial asset expire.

Financial liabilities

The Company recognizes a financial liability when it becomes party to the contractual provisions of the instrument. At initial recognition, the Company measures financial liabilities at their fair value plus transaction costs that are directly attributable to their issuance, with the exception of financial liabilities subsequently measured at fair value through profit or loss for which transaction costs are immediately recorded in profit or loss.

Subsequent to initial recognition, all financial liabilities are measured at amortized cost using the effective interest rate method. Interest, gains, and losses relating to a financial liability are recognized in profit or loss. Financial liabilities measured at amortized cost are comprised of accounts payable, lease liability, and due to related parties.

The Company derecognizes a financial liability only when its contractual obligations are discharged, cancelled or expire.

Interest

Interest income and expense are recognized in profit or loss using the effective interest method.

The 'effective interest rate' is the rate that exactly discounts estimated future cash payments over the expected life of the financial instrument to the gross carrying amount of the financial asset or the amortized cost of the financial liability. The effective interest rate is calculated considering all contractual terms of the financial instruments, except for the expected credit losses of financial assets.

The 'amortized cost' of a financial asset or financial liability is the amount at which the instrument is measured on initial recognition minus principal repayments, plus or minus any cumulative amortization using the effective interest method of any difference between the initial amount and maturity amount and adjusted for any expected credit loss allowance. The 'gross carrying amount' of a financial asset is the amortized cost of a financial asset before adjusting for any expected credit losses.

Interest income and expense is calculated by applying the effective interest rate to the gross carrying amount of the financial asset (when the asset is not credit-impaired) or the amortized cost of the financial liability.

Where a financial asset has become credit-impaired subsequent to initial recognition, interest income is calculated in subsequent periods by applying the effective interest method to the amortized cost of the financial asset. If the asset subsequently ceases to be credit-impaired, calculation of interest income reverts to the gross basis.

Offsetting

Financial assets and financial liabilities are offset, with the net amount presented in the statement of financial position, when, and only when, the Company has a current and legally enforceable right to set off the recognized amounts and intends either to settle on a net basis or realize the asset and settle the liability simultaneously.

Income and expenses are presented on a net basis only when permitted under IFRS, or when arising from a group of similar transactions if the resulting income and expenses are not material.

Revenue recognition [Policy Text Block]

Revenue recognition

Revenue is recognized by applying the five-step model under IFRS 15. The Company recognizes revenue when, or as the goods or services are transferred to the control of the customer and performance obligations are satisfied. The Company's revenue is comprised of sales of its radar systems, radar components and engineering design and development services. The Company's revenue is recognized when control of the goods has been transferred, being when the goods are delivered to customers and when all performance obligations have been fulfilled. The amounts recognized as revenue represent the fair values of the considerations received or receivable from third parties on the sales of goods to customers, net of goods and services taxes and less returns, and discounts, at which time there are no conditions for the payment to become due other than the passage of time. For its engineering design and development services, revenue is recognized when the service has been rendered.

Government Grants [Policy Text Block]

Government Grants

Government grants are recognized at fair value once there is reasonable assurance that the Company will comply with the conditions attached to the grants and that the grants will be received. Government grants are recognized in profit or loss on a systematic basis over the periods in which the Company recognizes as expenses the related costs for which the grants are intended to compensate. A forgivable loan from government is treated as a government grant when there is reasonable assurance that the entity will meet the terms for forgiveness of the loan.

Income taxes [Policy Text Block]

Income taxes

Income tax is recognized in profit or loss except to the extent that it relates to equity items, in which case it is recognized in equity. Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted at period end, adjusted for amendments to tax payable with regards to previous years. Deferred tax is recorded using the liability method, providing for temporary differences, between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences do not result in deferred tax assets or liabilities: goodwill not deductible for tax purposes; the initial recognition of assets or liabilities that affect neither accounting profit (loss) nor taxable profit (loss); and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial position date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Related party transactions [Policy Text Block]

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.

Parties are also considered to be related if they are subject to common control and related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Leases [Policy Text Block]

Leases

The company adopted IFRS 16 effective December 1, 2019. The Company chose to adopt the modified retrospective approach on transition to IFRS 16 and has chosen not to restate comparative information in accordance with the transitional provisions in IFRS 16. As a result, the comparative information continues to be presented in accordance with the Company's previous accounting policies. The adoption of IFRS 16 resulted in the recognition of a right-of-use asset and a lease liability measured at the present value of the future lease payments on the consolidated statements of financial position. An amortization expense on the right-of-use asset and an interest expense on the lease liability has replaced the operating lease expense. IFRS 16 has changed the presentation of cash flows relating to leases in the Company's consolidated statements of cash flows, however, it does not cause a difference in the amount of cash transferred between the parties of the lease.

Accounting standards, amendments and interpretations not yet effective [Policy Text Block]

Accounting standards, amendments and interpretations not yet effective

Certain new standards, interpretations and amendments to existing standards have been issued by the IASB or the IFRIC during the period but are not yet effective. Some updates that are not applicable or are not consequential to the Company may have been excluded from the list below.

IAS 1 - Presentation of Financial Statements ("IAS 1") - Classification of Liabilities as Current or Noncurrent were amended to clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of 'settlement' to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. Earlier adoption is permitted.

IAS 16 - Property, Plant and Equipment - Proceeds before Intended Use - The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced before that asset is available for use, i.e. proceeds while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Consequently, an entity recognizes such sales proceeds and related costs in profit or loss. The entity measures the cost of those items in accordance with IAS 2 Inventories. The amendments are effective for annual reporting periods beginning on or after January 1, 2022. Earlier adoption is permitted.

These new and amended standards are not expected to have a material impact on the Company's Financial Statements